Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 5,831,650	$ 6,099,777
Other income	326,637	427,147
Changes in inventories of finished goods and work-in-progress	(590,514)	215,059
Logistics costs	(916,472)	(642,423)
Depreciation of property, plant and equipment	(1,622,290)	(1,602,096)
Amortization of intangible assets	(1,633,857)	(1,118,678)
Employee benefits expense	(3,326,187)	(1,388,796)
Finance expense	(292,656)	(350,145)
Other operating expenses	(2,692,993)	(2,400,431)
Loss before income tax	(4,916,682)	(760,586)
Income tax credit	155,788	127,329
Net loss	(4,760,894)	(633,257)
Items that will not be reclassified to profit or loss
Net surplus on revaluation of leasehold land and buildings	960,116
Items that may be reclassified subsequently to profit or loss
Movements in foreign currency translations	(432,257)
Total comprehensive loss	$ (4,233,035)	$ (633,257)
Basic loss per share	$ (0.34)	$ (0.07)
Diluted loss per share	$ (0.34)	$ (0.07)